Shareholder Fees {- Fidelity Investment Grade Securitized ETF}	Feb. 24, 2021 USD ($)
NF_08.31 Fidelity Fixed Income ETFs_Combo PRO-01 | Fidelity Investment Grade Securitized ETF
Shareholder Fees:
(fees paid directly from your investment)	none